CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 185.6	[1]	$ 140.5	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	74.9	[1]	57.8	[1]
Amortization of deferred loan charges	6.3	[1]	4.5	[1]
Amortization of mobilization revenue	(18.0)	[1]	(12.0)	[1]
Unrealized loss related to derivative financial instruments	19.6	[1]	52.1	[1]
Payment for long-term maintenance	(14.4)	[1]	(3.8)	[1]
Deferred income tax expense	0.5	[1]	0.3	[1]
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	52.5	[1]	0	[1]
Trade accounts receivable	(81.6)	[1]	38.8	[1]
Mobilization revenue receivable	(63.0)	[1]	0	[1]
Trade accounts payable	(6.6)	[1]	1.7	[1]
Related party payables	4.4	[1]	0	[1]
Other assets	(7.5)	[1]	(1.9)	[1]
Other liabilities	(0.6)	[1]	17.2	[1]
Net cash provided by operating activities	152.1	[1]	295.2	[1]
Cash Flows from Investing Activities
Additions to newbuildings and rigs	(152.0)	[1]	(416.7)	[1]
Net cash used in investing activities	(152.0)	[1]	(416.7)	[1]
Cash Flows from Financing Activities
Proceeds from debt	100.5	[1]	1,484.2	[1]
Repayments of debt	(138.3)	[1]	(931.0)	[1]
Debt fees paid	0	[1]	(8.8)	[1]
Proceeds on issuance of equity, net of fees	207.1	[1]
Repayment of Owner's funding	(165.3)	[1]	(412.7)	[1]
Net cash provided by financing activities	4.0	[1]	131.7	[1]
Net increase/(decrease) in cash and cash equivalents	4.1	[1]	10.2	[1]
Cash and cash equivalents at beginning of the period	15.4	[1]	5.2	[1]
Cash and cash equivalents at the end of period	19.5	[1]	15.4	[1]
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	39.8	[1]	28.7	[1]
Taxes paid	$ 37.2	[1]	$ 29.6	[1]

[1]	Restated